Schedule of Income Tax Expense (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Top of range [member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%
Bottom of range [member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%